Condensed Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash	$ 90,766	$ 61,794	$ 82,697
Prepaid expenses	23,640	29,956	23,107
TOTAL CURRENT ASSETS	114,406	91,750	105,804
PROPERTY AND EQUIPMENT
Machinery and equipment	37,225	37,225	37,225
Less accumulated depreciation	(31,688)	(30,681)	(26,814)
NET PROPERTY AND EQUIPMENT	5,537	6,544	10,411
OTHER ASSETS
Patents, net of amortization of $14,356 and $12,090, respectively	30,980	33,246	36,269
Deposit	770	770	770
TOTAL OTHER ASSETS	31,750	34,016	37,039
TOTAL ASSETS	151,693	132,310	153,254
CURRENT LIABILITIES
Accounts payable	939	58	896
Accrued expenses	972,446	830,425	641,366
Derivative liability	25,261,322	8,919,202	14,032,942
Convertible promissory notes net of debt discount of $271,816 and $254,896, respectively	946,008	390,987	493,287
TOTAL CURRENT LIABILITIES	27,180,715	10,140,672	15,168,491
LONG TERM LIABILITIES
Convertible promissory notes net of debt discount of $0 and $801, respectively	1,541,880	2,207,349	1,984,973
TOTAL LONG TERM LIABILITIES	1,541,880	2,207,349	1,984,973
TOTAL LIABILITIES	28,722,595	12,348,021	17,153,464
SHAREHOLDERS’ DEFICIT
Preferred stock, $0.0001 par value; 10,000,000 authorized shares, none issued and outstanding
Common stock, $0.0001 par value; 3,000,000,000 authorized shares 369,109,960 and 133,912,520 shares issued and outstanding, respectively	36,910	13,391	6,064
Preferred treasury stock, 1000 and 0 shares outstanding, respectively
Additional paid in capital	12,916,414	12,301,739	11,646,932
Accumulated deficit	(41,524,226)	(24,530,841)	(28,653,206)
TOTAL SHAREHOLDERS’ DECIFIT	(28,570,902)	(12,215,711)	(17,000,210)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 151,693	$ 132,310	$ 153,254